CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

NOTE 3 – CASH AND CASH EQUIVALENTS

The analysis of cash and cash equivalents at 31 December 2024 and 2023 are as follows:

	2024	2023

Banks
- TRY denominated time deposits	1,569,081	457,420
- USD denominated time deposits	418,910	6,301,314
- TRY denominated demand deposits	84,431	1,171,632
- USD denominated demand deposits	16,334	5,664
- Other foreign currency deposits	11,797	4,803
Money market funds	4,649,626	—

	6,750,179	7,940,833

The weighted average interest rates of time deposits denominated in TRY and USD at 31 December 2024 are 48.36% per annum and 0.42% per annum, respectively (2023: 39.79% per annum for TRY, 0.47% per annum for USD). As of 31 December 2024, average maturity of time deposits is 11 days (31 December 2023: 3 days).

NOTE 3 – CASH AND CASH EQUIVALENTS (Continued)

As of 31 December 2024 and 2023, there is no restricted cash.

At 31 December 2024, cash and cash equivalents included interest accrual amounting to TRY1,390 thousand (2023: TRY1,207 thousand); consequently, cash and cash equivalents as reported in the consolidated statement of cash flows amounted to TRY6,748,789 thousand (2023: TRY7,939,626 thousand).

Money market funds consist of mutual funds which include reverse repurchase agreements, government and private sector debt instruments. Money market funds have no maturity.